UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21778

Arden Sage Multi-Strategy Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1.	Reports to Stockholders.

ARDEN SAGE MULTI-STRATEGY FUND, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2015

Arden Sage Multi-Strategy Fund, L.L.C.

For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund and Master Fund use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund and Master Fund voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission’s website at http://www.sec.gov.

Arden Sage Multi-Strategy Fund, L.L.C.

Statement of Assets and Liabilities (unaudited)

September 30, 2015

Assets
Investments in Arden Sage Multi-Strategy Master Fund, L.L.C.	$26,948,353
Receivable from Arden Sage Multi-Strategy Master Fund, L.L.C.	1,000,000
Cash equivalents	75,823
Due from Adviser	56,914

Total assets	28,081,090

Liabilities
Redemptions payable	975,113
Distribution fees payable	61,907
Professional fees payable	25,500
Member servicing fee payable	10,925
Administration fee payable	2,200
Board of Managers’ fees payable	1,620
Other accrued expenses	416

Total liabilities	1,077,681

Net Assets	$27,003,409

Members’ Capital
Net capital	$38,061,445
Undistributed net investment loss	(10,841,800)
Accumulated undistributed net realized loss on investment in Arden Sage Multi-Strategy Master Fund, L.L.C.	(6,575,091)
Accumulated deferred income taxes	(112,059)
Net unrealized appreciation on investments in Arden Sage Multi-Strategy Master Fund, L.L.C.	6,470,914

Members’ Capital	$27,003,409

Net Asset Value Per Unit (based on 28,508* units outstanding)	$947.22

*	Units are rounded to nearest whole number.

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy Fund, L.L.C.

Statement of Operations (unaudited)

For the six-month period ended September 30, 2015

Net Investment Loss allocated from Arden Sage Multi-Strategy Master Fund, L.L.C.
Interest income	$86
Expenses	(194,965)

Net investment loss allocated from Arden Sage Multi-Strategy Master Fund, L.L.C.	(194,879)

Investment Income
Interest	23

23
Fund Expenses
Distribution fees	127,341
Professional and other fees	51,914
Registration fees	27,501
Member servicing fee	22,472
Administration fee	6,739
Board of Managers’ fees	2,250
Printing fees	988
Other expenses	2,717

Total fund expenses	241,922
Fund expenses reimbursed	(97,689)

Net Expenses	144,233

Net Investment Loss	(339,089)

Realized and Unrealized Gains (Losses) on Operations allocated from Arden Sage Multi-Strategy Master Fund, L.L.C.
Net realized gain on investment	844,539
Net change in unrealized appreciation on investment	(1,591,987)

Net realized and unrealized losses on investments allocated from Arden Sage Multi-Strategy Master Fund, L.L.C.	(747,448)

Net decrease in Members’ Capital derived from operations	$(1,086,537)

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy Fund, L.L.C.

Statements of Changes in Members’ Capital

	For the six-month period ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
From Operations
Net investment loss*	$(339,089)	$(883,048)

Net realized gain on investment in Arden Sage Multi-Strategy Master Fund, L.L.C.	844,539	4,388,113
Net change in unrealized appreciation on investment in Arden Sage Multi-Strategy Master Fund, L.L.C.	(1,591,987)	(1,784,750)

Net realized and unrealized gains (losses)	(747,448)	2,603,363

Net increase (decrease) in Members’ Capital derived from operations	(1,086,537)	1,720,315

From Dividends and Distributions
Net investment income	—	(1,491,675)
Net realized long-term capital gains	—	(2,760,097)

	—	(4,251,772)

Members’ Capital Transactions
Sales of Units	—	25,000
Units issued in reinvestment of distributions	—	4,251,772
Redemptions of Units	(2,612,606)	(17,209,064)

	(2,612,606)	(12,932,292)

Net Decrease in Members’ Capital	(3,699,143)	(15,463,749)
Members’ Capital at Beginning of Period	30,702,552	46,166,301

Members’ Capital at End of Period	$27,003,409	$30,702,552

Undistributed Net Investment Loss /Distributions in Excess of Net Investment Income	$(10,841,800)	$(10,502,711)

*	Investment income less net expenses.

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy Fund, L.L.C.

Statement of Cash Flows (unaudited)

For the six-month period ended September 30, 2015

Cash Flows Provided by Operating Activities
Net decrease in Members’ Capital derived from operations	$(1,086,537)
Adjustments to reconcile net decrease in Members’ Capital derived from operations to net cash provided by operating activities:
Payments for purchases of Arden Sage Multi-Strategy Master Fund, L.L.C.	(310,000)
Proceeds from sales of Arden Sage Multi-Strategy Master Fund, L.L.C.	2,899,999
Net change in unrealized appreciation on investment in Arden Sage Multi-Strategy Master Fund, L.L.C.	1,591,987
Net realized gain on investment in Arden Sage Multi-Strategy Master Fund, L.L.C.	(844,539)
Net investment loss allocated from Arden Sage Multi-Strategy Master Fund, L.L.C.	194,879
Decrease in receivable from Arden Sage Multi-Strategy Master Fund, L.L.C.	1,000,000
Increase in due from Adviser	(26,723)
Decrease in distribution fees payable	(3,825)
Decrease in professional fees payable	(26,620)
Decrease in member servicing fee payable	(675)
Decrease in administration fees payable	(2,596)
Increase in Board of Managers’ fees payable	375
Decrease in other accrued expenses	(417)

Net cash provided by operating activities	3,385,308

Cash flows from financing activities
Redemptions of Units	(3,413,252)

Net cash used in financing activities	(3,413,252)

Net decrease in cash equivalents	(27,944)
Cash equivalents, beginning of period	103,767

Cash equivalents, end of period	$75,823

Supplemental schedule of non-cash financing activities:
Redemptions payable	$975,113

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy Fund, L.L.C.

Financial Highlights

	For the six month period ended September 30, 2015 (unaudited)		For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011
Per Unit Operating Performance
Beginning net asset value	$984.43		$1,057.50	$1,040.31	$1,031.74	$1,077.93	$1,041.51

Income/(loss) from operations*:
Net investment loss	(14.34)		(23.20)	(23.53)	(21.69)	(23.38)	(24.17)
Net realized and unrealized appreciation (depreciation) from Arden Sage Multi-Strategy Master Fund, L.L.C.	(22.87)		85.11	112.17	43.95	(22.81)	60.59

Net change in net assets resulting from operations	(37.21)		61.91	88.64	22.26	(46.19)	36.42

Less distributions:
Net investment income	—		(47.36)	(48.02)	(8.96)	—	—
Net realized long-term capital gains	—		(87.62)	(23.43)	(4.73)	—	—

Total distributions	—		(134.98)	(71.45)	(13.69)	—	—

Ending net asset value	$947.22		$984.43	$1,057.50	$1,040.31	$1,031.74	$1,077.93

Total Return (4)	-3.78	%(6)	4.72%	8.25%	2.16%	-4.29%	3.50%

Net assets, end of period (000s)	$27,003		$30,703	$46,166	$88,264	$144,266	$100,913

Ratios to Average Net Assets (2)

Expenses, before waivers and reimbursements (1)	2.92	%(5)	2.45%	2.22%	2.11%	2.62%	2.63%

Expenses, net of waivers and reimbursements (1)	2.25	%(5)	2.25%	2.22%	2.11%	2.25%	2.25%

Net investment loss, before waivers and reimbursements	-2.92	%(5)	-2.45%	-2.22%	-2.11%	-2.62%	-2.63%

Net investment loss, net of waivers and reimbursements	-2.25	%(5)	-2.25%	-2.22%	-2.11%	-2.25%	-2.25%

Portfolio turnover rate (3)	6.05	%(6)	16.78%	36.72%	13.60%	47.19%	34.13%

*	Per share calculations were performed using average shares for the period.
(1)	Expenses of Portfolio Funds are not included in the expense ratio.
(2)	Includes amounts allocated from the Master Fund.
(3)	Portfolio turnover rate represents the rate for Arden Sage Multi-Strategy Master Fund, L.L.C.
(4)	Total returns reflect reinvestments of all dividends and distributions, if any.
(5)	Annualized.
(6)	Not annualized.

Note: The expense ratios, the net investment loss ratios, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and returns based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

The accompanying notes are an integral part of the financial statements.

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Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited)

September 30, 2015

1. Organization

Arden Sage Multi-Strategy Fund, L.L.C. (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company. The Fund is similar to a private investment fund in that, through its investment in the Arden Sage Multi-Strategy Master Fund, L.L.C. (the “Master Fund”) (as defined below), its assets are actively managed and units of limited liability interests in the Fund (“Units”) are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the “1933 Act”). The Fund commenced operations on December 1, 2005. Arden Asset Management LLC (the “Adviser”) serves as the investment adviser of the Fund, the Master Fund and other related funds.

The Fund’s investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Fund accomplishes its investment objective by investing substantially all of its assets in the Master Fund, a Delaware limited liability company, which, like the Fund is registered under the 1940 Act. The Master Fund, in turn, invests its assets primarily in hedge funds and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At September 30, 2015, the Fund holds 41.57% of ownership interest in the Master Fund. The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

On September 11, 2015, the Board of Managers of the Master Fund determined to discontinue the Master Fund’s investment operations and convert the Master Fund’s assets to cash or cash equivalents. In connection with the Master Fund’s liquidation, the Board of Managers of the Fund approved the liquidation of the Fund. In connection with the Fund’s liquidation, the Fund discontinued accepting subscriptions for the purchase of Units effective immediately. See Note 10 for additional information.

For accounting purposes, the Fund’s fiscal year is the 12-month period ending on March 31. The 12-month period ending October 31 of each year is the taxable year of the Fund and the Master Fund.

2. Significant Accounting Policies

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), may require the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

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Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Investment Transactions

The Fund records its investment in the Master Fund at fair value based on the net asset value of the Master Fund. Valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

C. Income Taxes

The Fund operated as a partnership from inception through November 30, 2010. Effective December 1, 2010, the Fund has elected to be treated as a corporation for Federal tax purposes and operates in a manner to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Tax Transition”). As a RIC under Subchapter M of the Code, each year that the Fund qualifies as a RIC and distributes to its Members generally at least 98.2% of its “investment company taxable income” (as defined in the Code), it will pay no U.S. federal income tax on the earnings or capital gains it distributes. If the minimum distribution regulation is not met, the Fund would be subject to a 4% excise tax. This avoids a “double tax” on that income and net capital gains since holders of Units normally would be taxed on the dividends and net capital gains they receive from the Fund (unless their Units are held in a retirement account that permits tax deferral or the holder is otherwise exempt from tax). Tax-exempt U.S. investors generally would not incur unrelated business taxable income with respect to an investment in the Fund if they do not borrow to make the investment. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the excise tax as described above, it is possible that some excise tax will be incurred. In such event, the Fund will be liable for the tax only on the amount for which it does not meet the foregoing distribution requirements.

The Fund’s tax year end is October 31, 2015. For the prior tax year ended October 31, 2014 and preceding tax years ended October 31, 2013 and October 31, 2012, which remain subject to examination by the tax authority, the Fund did not have a liability for any unrecognized tax benefits. The Fund has analyzed tax positions taken or expected to be taken in the course of preparing the Fund’s tax return for all open tax years and has concluded, as of September 30, 2015, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six-month period ended September 30, 2015, the Fund did not incur any interest or penalties.

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Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

2. Significant Accounting Policies (continued)

C. Income Taxes (concluded)

ASC 740, Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Based on its analysis, management has determined that these provisions of ASC 740 did not have a material impact to the Fund’s financial statements. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Under the Regulated Investment Company Modernization Act of 2010, the Company is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning prior to the effective date of the Act may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short term or long-term capital losses rather than being considered all short term as under previous law. As of March 31, 2015, the Fund had no capital loss carryforward.

D. Distribution Policy

Because the Fund’s tax treatment requires the Fund to make certain annual distributions to Members, the Fund has established a program for the automatic reinvestment of these distributions in the Fund. Unless the Fund is informed otherwise, each Member will be enrolled automatically in the reinvestment program. Under the program, when a Member’s distribution is reinvested, additional Units will be issued to that Member in an amount equal in value to the distribution.

Dividends and distributions are generally taxable to Members, as discussed below, whether they are reinvested in Units or received in cash. A Member may, at any time, elect to have dividends or distributions paid in cash, rather than reinvested in additional Units (provided that a minimum account balance of $50,000 (or $25,000 in the case of Members who are employees of the Adviser or a Selling Agent and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, the Managers, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families), as of the date that the Fund values Units for repurchase, is maintained). If a Member wishes to opt out of the program and to receive dividends and distributions in cash, the Member needs to contact UMB Fund Services, Inc. (“UMB”), the Fund’s transfer agent at 1-877-491-4991 to complete the necessary instructions. Members who held Units prior to December 1, 2010 were enrolled in this program unless they elected otherwise by notice to UMB. Members may request a copy of the automatic reinvestment program by contacting UMB at 1-877-491-4991.

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Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

2. Significant Accounting Policies (concluded)

D. Distribution Policy (concluded)

The amount of any dividends the Fund pays may vary over time, depending on market conditions, the composition of the Fund’s or the Master Fund’s investment portfolio, the expenses borne by the Units, any distributions made to the Fund (or the Master Fund) by the underlying Portfolio Funds, and applicable distribution requirements imposed on the Fund by Subchapter M under the Code. Nonetheless, the Fund cannot guarantee that it will pay any dividends or other distributions. During the year ended March 31, 2015, the Fund declared dividends of ordinary income of $1,491,675 and long-term capital gain distributions of $2,760,097. During the six-month period ended September 30, 2015, the Fund did not declare any dividends.

As of March 31, 2015 the components of distributable earnings, on a tax basis, not disclosed elsewhere were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation

$—	$—	$4,941,471

E. Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. The Fund invests its cash in the SEI Daily Income Trust Treasury Fund, Class A.

3. Related Party Transactions and Other

Related Parties

The Adviser, a Delaware limited liability company, registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as the Investment Adviser of the Fund and the Master Fund pursuant to investment advisory agreements between the Adviser and each of the Funds and the Master Fund (the “Advisory Agreements”). The Adviser is responsible for developing, implementing and supervising the Fund’s investment program and providing day-to-day management services to the Fund. The Board has overall responsibility for the management and supervision of the operations of the Fund. Employees of the Adviser serve as officers and as members of the Board of the Fund.

In consideration of these investment advisory services and pursuant to the Advisory Agreement between the Fund and the Adviser, the Fund has agreed to pay the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Fund (the “Advisory Fee”). However, under the Advisory Agreement, the Fund is not subject to the Advisory Fee so long as substantially all of the Fund’s assets remain invested in the Master Fund, which also pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter for investment advisory services. For the six-month period ended September 30, 2015, the Master Fund paid the Adviser a

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Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

3. Related Party Transactions and Other (continued)

Related Parties (concluded)

quarterly fee at an annualized rate of 0.30% of the average net assets of the Fund. The Adviser voluntarily reduced Master Fund Management Fee by 0.45%. This voluntary reduction may be terminated at any time. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement.

The Fund and the Master Fund have entered into a Master/Feeder Agreement. Pursuant to the agreement, the Fund and the Master Fund each have the same investment objective and substantially the same investment policies. The Fund pursues its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

Each member of the Board, who is not an “interested person” of the Fund, as defined by the 1940 Act, receives an annual fee of $1,500. In addition, the Master Fund pays each member of the Board who is not an “interested person” an annual fee of $18,000. Any Board member who is an “interested person” does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

Other

SEI Investments Global Fund Services (the “Administrator”) provides various administrative services to the Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and subject to approval by the Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund, pursuant to an administration agreement (the “Administration Agreement”). The Master Fund pays the Administrator a monthly fee (“Asset Based Fee”) based on the aggregate month-end net assets of the Master Fund and the other funds in the “Fund Complex” (as defined in the Fund’s prospectus) and allocated to each fund pro-rata based on the net assets of each fund as of the prior month-end at an annual rate of up to 0.08%, subject to a fee minimum for the Master Fund, and reimburses the Administrator for certain out-of-pocket expenses. Upon expiration of a two year term, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days’ written notice.

SEI Private Trust Company acts as custodian (the “Custodian”) for the Fund’s assets. In consideration for such services, the Fund pays the Custodian an annual fee of $2,500 which is included in other expenses on the Statement of Operations. In addition, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

The Fund has a distribution agreement (the “Distribution Agreement”) with Arden Securities, LLC (“Arden Securities”), to act as the distributor for the sale of Units (the “Distributor”). Arden Securities serves as the Distributor on a reasonable best efforts basis, subject to various conditions, and may retain

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Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

3. Related Party Transactions and Other (concluded)

Other (concluded)

broker-dealers and financial advisers (collectively with Arden Securities, the “Selling Agents”) to assist in the distribution of Units. The Distributor is entitled to charge a sales load to each investor on the purchase price of its Units of up to 2.5%, subject to certain limitations as described in the Distribution Agreement. The specific amount of the sales load paid with respect to a Member is generally dependent on the size of the investment in the Fund. The sales load will be charged as a percentage of an investor’s investment amount. The sales load will not constitute an investment made by the investor in the Fund. There were no sales loads charged by the Distributor for the six-month period ended September 30, 2015.

In addition, the Fund pays the Distributor an ongoing quarterly distribution fee (the “Distribution Fee”) at an annualized rate of 0.85% of the average net assets of the Fund during each calendar quarter, as compensation for the sale and marketing of Units and for the provision of certain investor and account maintenance services. The Distribution Fee is payable in arrears within five days after the end of the quarter.

The Fund has a Member Services Agreement (the “Member Services Agreement”) with the Distributor to provide (or arrange for the provision of) ongoing Member and account maintenance services. As consideration for these services, the Fund pays an ongoing quarterly Member servicing fee to the Distributor at an annualized rate of 0.15% of the average net assets of the Fund during each calendar quarter. The Distributor may pay all or a portion of this amount to retain broker-dealers and financial advisors (“Member Service Providers”) to provide Member and account maintenance services. These services include, but are not limited to, handling Member inquiries regarding the Fund (for example, responding to questions concerning their investment in the Fund and reports and tax information provided by the Fund); assisting in the enhancement of communications between Members and the Fund; notifying the Fund of any changes to Member information, such as changes of address; and providing such other information and Member services as the Fund (or the Distributor) may reasonably request.

4. Fund Expenses

The Fund bears all of its own expenses and, through its investment in the Master Fund, its portion of the Master Fund’s operating expenses, other than those borne by the Adviser, pursuant to the Advisory Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund and the Master Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund and the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in

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Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

4. Fund Expenses (concluded)

communicating information regarding the Fund’s and the Master Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Portfolio Funds, as an investor in the Master Fund. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0% - 2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund), to the extent necessary to limit the ordinary operating expenses of the Fund to 2.25% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). Therefore, the accompanying Statement of Assets and Liabilities includes an amount due from Adviser of $56,914 for the reimbursement of excess expenses.

In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund’s ordinary operating expenses, in the year of reimbursement, to exceed the Expense Limitation in effect at the time the expense was paid or absorbed. As of March 31, 2015, the amount of the carryforward is $87,495, all of which was from the fiscal year ended March 31, 2015. The Expense Limitation Agreement will remain in effect until terminated by the Board. None of the fees charged to the Master Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

5. Members’ Capital

Unit transactions for the six-month period ended September 30, 2015 were as follows:

Units outstanding at beginning of period	31,188
Units redeemed	(2,680)

Units outstanding at end of period	28,508

12

Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

5. Members’ Capital (concluded)

The Fund is authorized to issue an unlimited number of Units with no par value; at the current time, $300 million Units have been registered to be issued.

6. Borrowings

The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and Master Fund, including any borrowings on behalf of portfolio accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

7. Net Asset Valuation

The Fund sells Units at their offering price, which is equal to the “net asset value” per Unit. The net asset value of the Fund is computed as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the last day of a taxable year (if it differs from the fiscal year), (iii) the day preceding the date as of which any Units are purchased, or (iv) any day as of which the Fund repurchases any Units. The Fund’s net asset value is the value of the Fund’s assets less its liabilities, and its net asset value per Unit equals that net asset value divided by the number of then issued and outstanding Units.

8. Repurchases of Units

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund has from time to time made offers to repurchase Units from Members pursuant to written tenders. The last repurchase offer was made as of September 30, 2015.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. Subsequent Events

Subsequent to the six-month period ended September 30, 2015 through November 30, 2015, the following events have occurred that would require recognition or disclosure.

In connection with the liquidations of the Master Fund and Fund (see Note 1 for additional information), the Fund will distribute in January 2016, pro rata, to its investors of record as of December 31, 2015 at least 80 percent of the assets of the Fund.

Following the January 2016 distribution and no later than December 31, 2016, the Fund expects to distribute the remaining assets of the Fund in cash to its investors of record to complete cancellation and

13

Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (continued)

10. Subsequent Events (concluded)

a redemption of all outstanding interests of the Fund.

It is anticipated that the Fund will submit an application for deregistration as an investment company from the Securities and Exchange Commission by the end of 2015 or in the first quarter of 2016.

11. Approval of Investment Advisory Agreement

The investment advisory agreement between Arden Sage Multi-Strategy Fund, L.L.C., a Delaware limited liability company (the “Fund”), and Arden Asset Management LLC, a Delaware limited liability company (the “Adviser”) (the “Advisory Agreement”), may be continued in effect from year to year subject to approval by: (i) the Fund’s Board of Managers (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund; provided that, in either event, the continuance must also be approved by a majority of the managers (the “Managers”) who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Managers”), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 11, 2015, all of the Managers, including the Independent Managers, approved the continuance of the Advisory Agreement until the earlier of the Fund’s liquidation or one year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser, which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser under the Advisory Agreement; (ii) information concerning the individuals responsible for the day to day management of the Fund’s assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund’s day-to-day operations and its oversight of Fund accounting services. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement, and that these services were of reasonably high quality.

(b) Investment performance of the Fund and the Adviser. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of (i) the S&P 500 Total Return Index, the HFRI Fund of Funds Diversified Index (“HFRI Index”) and BarCap U.S. Aggregate Bond Index (“BarCap Index”) and (ii) a peer group of competitor registered funds of hedge funds (the “Performance Peer Group”) covering periods since

14

Arden Sage Multi-Strategy Fund, L.L.C.

Notes to Financial Statements (unaudited) (concluded)

11. Approval of Investment Advisory Agreement (concluded)

the Fund’s inception until July 31, 2015. The Board observed that the Fund outperformed the HFRI Index and BarCap Index for the one-, three- and five-year periods and outperformed most of the funds in the Performance Peer Group for the one-year period ended July 31, 2015.

(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Fund. The Managers also considered the cost of the services provided by the Adviser. Under the Advisory Agreement, the Fund pays a fee at the annual rate of 0.75% of the Fund’s average net assets, except that this fee is not charged to the Fund so long as the Fund remains substantially invested in the Master Fund. It was also considered that the Master Fund’s advisory agreement with the Adviser likewise provides for a 0.75% fee to be paid to the Adviser, which is indirectly borne by the Fund as an investor in the Master Fund. The Board also considered that, in addition to the fees charged by the Adviser, the Fund also bears its pro rata portion of the advisory fees charged by the portfolio funds in which it invests.

The Managers reviewed information comparing the 0.75% advisory fee rate and the total expense ratio for the Fund to those of other similar registered funds of hedge funds (the “Expense Peer Group”). Additionally, the Managers considered that the Adviser has entered into an expense limitation agreement with respect to the Fund. The Managers found that the Master Fund’s advisory fee rate was lower than the average fee rate paid by the Expense Peer Group. The Managers also observed that the Fund’s net expense ratio was in the range of the ratios of the Expense Peer Group.

The profitability realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Fund (the “Profitability Analysis”). After reviewing the information contained in the Profitability Analysis, the Board noted that the Adviser has not generated any profitability from the Fund in the past year.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board also considered whether there were opportunities for economies of scale to be realized by the Fund. However, the Board noted that the Adviser was proposing to liquidate the Fund and thus economies of scale did not appear relevant at this time.

Conclusion. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement.

15

ARDEN SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Consolidated Financial Statements (unaudited)

For the six-month period ended September 30, 2015

Arden Sage Multi-Strategy Master Fund, L.L.C.

Table of Contents

Financial Statements (unaudited):

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 751-5252; and (ii) on the Commission’s website at http://www.sec.gov.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

September 30, 2015

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**
Equity (Long/Short)—Variable Exposure:
Ascend Partners Fund II LP	$3,300,000	$3,283,921	5.06%	Monthly
DSAM+ Fund LP	3,794,166	3,830,469	5.91	Monthly
Lakewood Capital Partners, LP	3,904,159	5,502,752	8.49	Quarterly
Samlyn Offshore, Ltd.	2,900,000	2,875,802	4.44	Semi-Annually
Shellback Offshore Fund Ltd.	3,300,000	3,342,133	5.15	Quarterly

Total Equity (Long/Short)—Variable Exposure	17,198,325	18,835,077	29.05

Multi—Event Driven:
BG Fund	3,206,626	3,470,575	5.35	Monthly
Elliott International Limited	2,218,807	3,227,050	4.98	Quarterly
Eton Park Fund, L.P.	165,157	175,049	0.27	‡‡
Eton Park Overseas Fund, Ltd.	371,279	357,056	0.55	‡‡
Fir Tree Value Fund LP	91,993	130,058	0.20	Quarterly
Glenview Capital Partners (Cayman) Ltd.	3,300,000	2,901,929	4.48	Quarterly
Third Point Ultra, Ltd.	3,082,393	3,050,616	4.71	Quarterly
York European Opportunities Fund, L.P.	2,894,066	3,328,851	5.13	Quarterly

Total Multi—Event Driven	15,330,321	16,641,184	25.67

Equity—Event:
BHR Master Fund, Ltd.	2,554,104	3,060,200	4.72	Quarterly
Corvex Partners LP	3,539,790	4,408,832	6.80	Quarterly
Jana Nirvana Fund, L.P.	3,513,072	3,261,842	5.03	Quarterly

Total Equity—Event	9,606,966	10,730,874	16.55

Equity (Long/Short)—Sector/Region:
Chilton QP European Partners, L.P.	3,215,469	3,593,817	5.54	Monthly
Criterion Horizons Fund, L.P.	2,442,703	3,559,671	5.49	Monthly

Total Equity (Long/Short)—Sector/Region	5,658,172	7,153,488	11.03

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

September 30, 2015

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**
Equity (Market Neutral)—Fundamental/Trading:
Citadel Global Equities Fund Ltd.	$1,799,361	$3,326,568	5.13%	Monthly
Visium Global Fund, LP	3,064,943	3,469,917	5.35	Monthly

Total Equity (Market Neutral)—Fundamental/Trading	4,864,304	6,796,485	10.48

Credit—Event:
Dune Capital International Ltd.	2,376	6,034	0.01	‡
Dune Capital LP (1)	6,159	9,209	0.02	†

Total Credit -Event	8,535	15,243	0.03

Total Portfolio Funds	52,666,623	60,172,351	92.81

Cash Equivalent:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%	5,294,685	5,294,685	8.17	Daily

Total Investments(2)	$57,961,308	$65,467,036	100.98%

*	Percentages are based on Members’ Capital at the end of the period of $64,834,422.
**	Liquidity terms shown apply after initial lock-up provisions. See Notes 11.B and 13 for a description of initial lock-up provisions.
†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.
‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated. See Note 11.D for additional information on side pockets.
‡‡	The majority of the Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be determined.
(1)	Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.
(2)	The Master Fund has established a line of credit agreement with Societe Generale that is collateralized by a security interest in the Master Fund’s custody account. See Note 7 for additional information.

All Portfolio Funds are non-income producing.

At September 30, 2015, the aggregate cost of investments for tax purposes was $52,666,623. Net unrealized appreciation on investments for tax purposes was $7,505,728 consisting of $8,241,306 of gross unrealized appreciation and ($735,578) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 92.81% of Members’ Capital have been valued as described in Note 3.B.

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Statement of Assets and Liabilities (unaudited)

September 30, 2015

Assets
Investments in Portfolio Funds, at fair value (cost $52,666,623)	$60,172,351
Cash equivalents	5,294,685
Receivable from Portfolio Funds	2,184,225

Total assets	67,651,261

Liabilities
Redemptions payable	2,550,000
Professional fee payable	88,575
Line of credit fee payable	54,005
Advisory fee payable	52,600
Board of Managers’ fees payable	37,500
Administration fee payable	23,333
Other accrued expenses	10,826

Total liabilities	2,816,839

Net Assets	$64,834,422

Members’ Capital
Net capital	$37,629,983
Undistributed net investment income	1,896,030
Accumulated undistributed net realized gain on Portfolio Funds	6,928,625
Accumulated deferred income taxes	(205,025)
Net unrealized appreciation on investments in Portfolio Funds	18,584,809

Members’ Capital	$64,834,422

Net Asset Value Per Unit (based on 60,282* units outstanding)	$1,075.51

*	Units are rounded to the nearest whole number.

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Statement of Operations (unaudited)

For the six-month period ended September 30, 2015

Investment Income
Interest	$205

Total Investment Income	205

Expenses
Advisory fee	266,047
Professional fees	106,849
Line of credit fee	90,875
Administration fee	70,000
Risk metrics expense	27,221
Board of Managers’ fees	27,000
Custody fee	3,547
Other expenses	31,292

Total expenses	622,831
Expenses waived	(159,628)

Net Expenses	463,203

Net Investment Loss	(462,998)

Realized and Unrealized Gains (Losses) on Investments in Portfolio Funds
Net realized gain on investments in Portfolio Funds	2,000,999
Net change in unrealized appreciation on investments in Portfolio Funds	(3,827,814)

Net realized and unrealized losses	(1,826,815)

Net decrease in Members’ Capital derived from operations	$(2,289,813)

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Statements of Changes in Members’ Capital

	For the six-month period ended September 30, 2015 (unaudited)	For the year ended March 31, 2015
From Operations
Net investment loss*	$(462,998)	$(895,233)

Net realized gain on investments in Portfolio Funds	2,000,999	9,340,744
Net change in unrealized appreciation on investments in Portfolio Funds	(3,827,814)	(3,757,318)

Net realized and unrealized gains (losses)	(1,826,815)	5,583,426

Net increase (decrease) in Members’ Capital derived from operations	(2,289,813)	4,688,193

Dividends and Distributions to Members
Net investment income	—	(4,553,202)
Net realized long-term capital gains	—	(6,027,819)

	—	(10,581,021)

Members’ Capital Transactions
Sales of Units	575,000	4,675,000
Units issued in reinvestment of distributions	—	10,581,021
Redemptions of Units	(4,740,000)	(31,665,000)

	(4,165,000)	(16,408,979)

Net Decrease in Members’ Capital	(6,454,813)	(22,301,807)
Members’ Capital at Beginning of Period	71,289,235	93,591,042

Members’ Capital at End of Period	$64,834,422	$71,289,235

Undistributed Net Investment Income	$1,896,030	$2,359,028

*	Investment income less net expenses.

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Statement of Cash Flows (unaudited)

For the six-month period ended September 30, 2015

Cash Flows Provided by Operating Activities
Net decrease in Members’ Capital derived from operations	$(2,289,813)
Adjustments to reconcile net decrease in Members’ Capital derived from operations to cash provided by operating activities:
Sales of Portfolio Funds	5,030,473
Net realized gain on investments in Portfolio Funds	(2,000,999)
Net change in unrealized appreciation on investments in Portfolio Funds	3,827,814
Decrease in receivable from Portfolio Funds	1,059,065
Decrease in professional fees payable	(73,855)
Increase in line of credit fee payable	54,005
Decrease in advisory fee payable	(993)
Increase in Board of Managers’ fees payable	4,500
Decrease in administration fee payable	(23,334)
Decrease in other accrued expenses	(4,988)

Net cash provided by operating activities	5,581,875

Cash Flows from Financing Activities
Proceeds from sales of Units	575,000
Redemptions of Units	(4,960,000)

Net cash used in financing activities	(4,385,000)

Net increase in cash equivalents	1,196,875
Cash equivalents, beginning of period	4,097,810

Cash equivalents, end of period	$5,294,685

Supplemental schedule of non-cash financing activities:
Redemptions payable	$2,550,000

Supplemental schedule of non-cash activities:
Non-cash transfer between investments with the same adviser	$3,932,831

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Financial Highlights

	For the six-month period ended September 30, 2015 (unaudited)		For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2012	For the year ended March 31, 2011(3)
Per Unit Operating Performance
Beginning net asset value	$1,112.29		$1,198.63		$1,181.48		$1,174.72		$1,214.51

Income/(loss) from operations*:
Net investment loss	(7.24)		(12.70)		(11.40)		(11.42)		(14.41)
Net realized and unrealized appreciation (depreciation) from Portfolio Funds	(29.54)		100.50		127.62		50.35		(25.38)

Net change in net assets resulting from operations	(36.78)		87.80		116.22		38.93		(39.79)

Less distributions:
Net investment income	—		(74.94)		(73.06)		(26.79)		—
Net realized long-term capital gains	—		(99.20)		(26.01)		(5.38)		—

Total distributions	—		(174.14)		(99.07)		(32.17)		—

Ending net asset value	$1,075.51		$1,112.29		$1,198.63		$1,181.48		$1,174.72

Total Return(2)	-3.31	%(6)	5.89%		9.43%		3.31%		-3.28%	4.43%
Net assets, end of period (000s)	$64,834		$71,289		$93,591		$152,404		$272,634	$115,501
Ratios to Average Net Assets
Expenses, before waivers and reimbursements(1)	1.76	%(5)	1.53%		1.37%		1.19%		1.24%	1.37%
Expenses, net of waivers and reimbursements(1)	1.31	%(4)(5)	1.08	%(4)	0.92	%(4)	0.97	%(4)	1.24%	1.37%
Net investment loss, before waivers and reimbursements	-1.76	%(5)	-1.53%		-1.37%		-1.19%		-1.24%	-1.37%
Net investment loss, net of waivers and reimbursements	-1.31	%(4)(5)	-1.08	%(4)	-0.92	%(4)	-0.97	%(4)	-1.24%	-1.37%
Portfolio turnover rate	0.00	%(6)	16.78%		36.72%		13.60%		47.19%	34.13%

*	Per share calculations were performed using average shares for the period.
(1)	Expenses of Portfolio Funds are not included in the expense ratio.
(2)	Total returns reflect reinvestments of all dividends, distributions and advisory fee waivers, if any. The total return would have been lower without the advisory fee waivers.
(3)	The Master Fund was organized as a partnership during these periods and was not required to show per share data in the financial statements.
(4)	The Adviser voluntarily waived a portion of its advisory fee for the six-month period ended September 30, 2015 and for the years ended March 31, 2015, March 31, 2014 and the period October 1, 2012 through March 31, 2013.
(5)	Annualized.
(6)	Not annualized.

Note: The expense ratios, the net investment loss ratios, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and returns based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

The accompanying notes are an integral part of the financial statements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited)

September 30, 2015

1. Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Arden Sage Multi-Strategy Master Fund, L.L.C. (the “Master Fund”) and its wholly-owned affiliate, Arden Sage Multi-Strategy 1099 Blocker Fund, L.L.C. (the “Blocker Fund”). The Blocker Fund was initiated to facilitate the Master Fund’s adherence to income and diversification requirements under Subchapter M of the Internal Revenue Code of 1986. All the significant intercompany balances and transactions have been eliminated in consolidation.

2. Organization

The Master Fund is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company. The fund is a master fund in a master/feeder structure into which its investors, Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C., and Arden Sage Triton Fund, L.L.C. (the “Feeder Funds” or “Members”), invest substantially all of their assets. Arden Asset Management LLC (the “Adviser”) serves as the investment adviser of the Master Fund and other related funds.

The Master Fund’s investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Master Fund accomplishes its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At September 30, 2015, Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C., and Arden Sage Triton Fund, L.L.C. hold 41.57%, 10.47%, 33.02%, and 14.94% of ownership interests, respectively, in the Master Fund.

On September 11, 2015, the Board of Managers of the Master Fund determined to discontinue the Master Fund’s investment operations and convert the Master Fund’s assets to cash or cash equivalents (see Note 15 for additional information). In connection with the pending liquidation, the Master Fund discontinued accepting subscriptions for the purchase of Units effective immediately.

For accounting purposes, the Master Fund’s fiscal year is the 12-month period ending on March 31. The 12-month period ending October 31, 2015 is the taxable year of the Master Fund.

The Master Fund received its initial investment and commenced operations on January 1, 2009.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), may require the Master Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented at fair value, as determined by the Adviser, under the general supervision of the Board.

Such fair value generally represents the Master Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. The Adviser considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its assets. The Adviser, or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund’s interests in a Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. In accordance with procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it is appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (continued)

B. Portfolio Valuation and Investment Transactions (continued)

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund or sale to an outside buyer. Interest income is recorded on an accrual basis of interest earned on cash balances.

The Master Fund utilizes the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America, which established an authoritative definition of fair value, established a framework for measuring fair value, and requires certain disclosures about fair value measurements. The standard established a three-level hierarchy for fair value measurement based on the transparency and independence of inputs used in the valuation of an asset or liability as of the measurement date. Accordingly, the Master Fund estimates the fair value of an investment in a Portfolio Fund using the net asset value of the investment without further adjustment unless the Adviser determines that the net asset value is deemed to be not reflective of fair value.

The fair value hierarchy categorizes asset and liability positions into one of three levels, as summarized below, based on the inputs and assumptions used in deriving fair value.

•	Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

•	Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. Investments in Portfolio Funds that are redeemable at net asset value without penalties within 90 days of period-end are considered Level 2 assets and represent the net asset values as reported by the Portfolio Funds; and

•	Level 3—Significant unobservable prices or inputs (including the Master Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. Investments in Portfolio Funds that are not redeemable at net asset value within 90 days of period-end, or are subject to a redemption penalty extending past December 31, 2015, are considered Level 3 assets and represent the net asset values as reported by the Portfolio Funds.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments are classified within Level 3 for those whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (continued)

B. Portfolio Valuation and Investment Transactions (continued)

The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of September 30, 2015:

Investments by investment strategy:	Level 1	Level 2	Level 3	Total
Equity (Long/Short)—Variable Exposure	$—	$15,551,156	$3,283,921	$18,835,077
Multi—Event Driven	—	16,109,079	532,105	16,641,184
Equity—Event	—	6,322,042	4,408,832	10,730,874
Equity (Long/Short)—Sector/Region	—	7,153,488	—	7,153,488
Equity (Market Neutral)—Fundamental/Trading	—	3,469,917	3,326,568	6,796,485
Credit—Event	—	—	15,243	15,243

Total investments by investment strategy	$—	$48,605,682	$11,566,669	$60,172,351

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy:	Balance as of 3/31/15	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/15
Equity (Long/Short)—Variable Exposure	$6,395,214	$—	$(235,491)	$—	$—	$—	$(2,875,802)	$3,283,921
Multi—Event Driven	3,963,442	186	(521,576)	—	(8,018)	—	(2,901,929)	532,105
Equity—Event	6,261,462	289,681	(672,700)	—	(1,469,611)	—	—	4,408,832
Equity (Market Neutral)—Fundamental/Trading	3,432,248	135,028	63,584	—	(304,292)	—	—	3,326,568
Credit—Event	16,113	(34,730)	34,720	—	(860)	—	—	15,243

Total	$20,068,479	$390,165	$(1,331,463)	$—	$(1,782,781)	$—	$(5,777,731)	$11,566,669

Investments by investment strategy:	The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/(losses) relating to assets still held at 9/30/2015
Equity (Long/Short)—Variable Exposure	$(23,421)
Multi—Event Driven	(9,641)
Equity—Event	(672,700)
Equity (Market Neutral)—Fundamental/Trading	63,584
Credit—Event	102

Total	$(642,076)

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (continued)

B. Portfolio Valuation and Investment Transactions (concluded)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. As included in the table above, there were transfers of $5,777,731 into Level 2 from Level 3 during the six-month period ended September 30, 2015. Transfers out of Level 3 represent Portfolio Funds for which the Master Fund now has the ability to redeem as of the measurement date, or within 90 days of the measurement date. Transfers into Level 3 represent Portfolio Funds which the Master Fund no longer has the ability to withdraw as of the measurement date, or within 90 days of the measurement date. The Master Fund did not have any transfers between Level 1 and Level 2 during the six-month period ended September 30, 2015.

The Master Fund has established valuation processes and procedures to ensure that the valuations for investments are fair. The Adviser is responsible for overseeing the Master Fund’s valuation process. The Adviser’s valuation committee (“Valuation Committee”) will take steps to ascertain the fair valuation of the underlying funds and in certain instances adjust the value provided by an underlying manager to reflect a premium or discount. The determinations of any adjustment by the Valuation Committee shall be provided to the Master Fund’s Board of Managers (the “Board”) for its consideration and approval. A written record will be maintained with respect to each override and such record will include a description of the circumstances that contributed to the Valuation Committee determination that an override was necessary or warranted and the basis of the Adviser’s and the Board’s valuation.

C. Income Taxes

The Master Fund operated as a partnership from inception through November 30, 2010. Effective December 1, 2010, the Master Fund has elected to be treated as a corporation for Federal tax purposes and operates in a manner to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Tax Transition”). As a RIC under Subchapter M of the Code, each year that the Master Fund qualifies as a RIC and distributes to its Members generally at least 98.2% of its “investment company taxable income” (as defined in the Code), it will pay no U.S. federal income tax on the earnings or capital gains it distributes. If this minimum distribution regulation is not met, the Master Fund would be subject to a 4% excise tax. This avoids a “double tax” on that income and net capital gains since holders of Units normally would be taxed on the dividends and net capital gains they receive from the Master Fund (unless their Units are held in a retirement account that permits tax deferral or the holder is otherwise exempt from tax). Tax-exempt U.S. investors generally would not incur unrelated business taxable income with respect to an investment in the Master Fund if they do not borrow to make the investment. While the Master Fund intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the excise tax as described above, it is possible that some excise tax will be incurred. In such event, the Master Fund will be liable for the tax only on the amount for which it does not meet the foregoing distribution requirements.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (continued)

C. Income Taxes (concluded)

The Master Fund’s tax year end is October 31, 2015. For the prior tax year ended October 31, 2014 and the preceding tax years ended October 31, 2013 and October 31, 2012, which remain subject to examination by the tax authority, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund has analyzed tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax return for all open tax years and has concluded, as of September 30, 2015, no provision for income tax would be required in the Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six-month period ended September 30, 2015, the Master Fund did not incur any interest or penalties.

As part of the process of preparing its consolidated financial statements, the Blocker Fund is required to account for its estimate of income taxes for Federal and State purposes through the establishment of a deferred tax asset or liability. During the six-month period ended September 30, 2015, the Master Fund had no deferred taxes.

ASC 740, Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Based on its analysis, management has determined that these provisions of ASC 740 did not have a material impact to the Master Fund’s financial statements. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Company is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning prior to the effective date of the Act may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short term or long-term capital losses rather than being considered all short term as under previous law. As of March 31, 2015, the Master Fund had no capital loss carryforward.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

3. Significant Accounting Policies (concluded)

D. Distribution Policy

Because the Master Fund’s tax treatment requires the Master Fund to make certain annual distributions to Members, the Master Fund has established a program for the automatic reinvestment of these distributions in the Master Fund. Under the program, when a Member’s distribution is reinvested, additional Units will be issued to that Member in an amount equal in value to the distribution.

The amount of any dividends the Master Fund pays may vary over time, depending on market conditions, the composition of the Master Fund’s investment portfolio, the expenses borne by the Units, any distributions made to the Master Fund by the underlying Portfolio Funds, and applicable distribution requirements imposed on the Master Fund by Subchapter M under the Code. Nonetheless, the Master Fund cannot guarantee that it will pay any dividends or other distributions. During the year ended March 31, 2015, the Fund declared dividends of ordinary income of $4,533,202 and long-term capital gains distributions of $6,027,819. During the six-month period ended September 30, 2015, the Master Fund did not declare any dividends.

As of March 31, 2015 the components of distributable earnings, on a tax basis, not disclosed elsewhere were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation
$—	$5,141,826	$19,242,874

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash Equivalents

The Master Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

4. Related Party Transactions and Other

Related Parties

The Adviser, a Delaware limited liability company, registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser of the Master Fund pursuant to an investment advisory agreement between the Master Fund and Adviser (the “Advisory Agreement”).

The Adviser is responsible for developing, implementing and supervising the Master Fund’s investment program and providing day-to-day management services to the Master Fund. The Board has overall responsibility for the management and supervision of the operations of the Master Fund. Employees of the Adviser serve as officers and as members of the Board of the Master Fund.

In consideration of these investment advisory services and pursuant to the Advisory Agreement between the Master Fund and the Adviser, the Master Fund has agreed to pay the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter (the “Master Fund Management Fee”). The Master Fund Management Fee is payable in arrears within five business days after the end of each quarter. For the six-month period ended September 30, 2015, the Master Fund paid the Adviser a quarterly fee at an annualized rate of 0.30% of the average net assets of the Master Fund as the Adviser voluntarily reduced the Master Fund Management Fee by 0.45%. This voluntary reduction may be terminated at any time. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Consolidated Statement of Assets and Liabilities includes an advisory fee payable to the Adviser of $52,600.

Each member of the Board, who is not an “interested person” of the Master Fund, as defined by the 1940 Act, receives an annual fee of $18,000. Any Board member who is an “interested person” does not receive any annual or other fee from the Master Fund. All Board members are reimbursed by the Master Fund for reasonable out-of-pocket expenses.

On October 20, 2010, the Blocker Fund was organized as a Delaware limited liability company. The Master Fund is the sole member and managing member of the Blocker Fund, which was formed to hold certain of the Master Fund’s investments.

Other

SEI Investments Global Fund Services (the “Administrator”) provides various administrative services to the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Master Fund and subject to approval by the Master Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Master Fund, pursuant to an administration agreement (the “Administration Agreement”). The Master Fund pays the Administrator a monthly fee (“Asset Based Fee”) based on the aggregate month-end net assets of the Master Fund and the other funds in the “Fund Complex” (as defined

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

4. Related Party Transactions and Other (concluded)

Other (concluded)

in the Administration Agreement) and allocated to the Feeder Funds pro-rata based on the net assets of each Feeder Fund as of the prior month-end at an annual rate of up to 0.08%, subject to a fee minimum for the Master Fund, and reimburses the Administrator for certain out-of-pocket expenses. The Master Fund is charged the greater of the Asset Based Fee or the annual minimum fee of $140,000. There is no annual minimum fee charged to the Feeder Funds. Upon expiration of a two year term, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days’ written notice.

SEI Private Trust Company acts as custodian (the “Custodian”) for the Master Fund’s assets. In consideration for such services, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

5. Fund Expenses

The Master Fund bears all of its own expenses other than those borne by the Adviser, pursuant to the Advisory Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Master Fund; audit and tax preparation fees and expenses of the Master Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Master Fund Management Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund’s transactions among the Adviser and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Master Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%—2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%—25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Master Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

5. Fund Expenses (concluded)

such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Master Fund and do not reflect management fees, advisory fees, brokerage commissions, and other fees and expenses incurred by the funds in which the Master Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in Portfolio Funds in the statement of operations.

6. Members’ Capital

Unit transactions for the six-month period ended September 30, 2015 were as follows:

Units outstanding at beginning of period	64,093
Units issued	513
Units redeemed	(4,324)

Units outstanding at end of period	60,282

The number of authorized Units of the Fund is unlimited, with no par value.

7. Borrowings

The Master Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Master Fund, including any borrowings on behalf of portfolio accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Master Fund has established a line of credit agreement with Societe Generale as the agent, for the lender, as of February 3, 2009, which is collateralized by a security interest in the Master Fund’s custody account. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Master Fund to meet repurchase requests, and for cash management purposes. In accordance with an amendment to the line of credit agreement made on July 1, 2014, each borrowing bears interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR rate plus 1.65%. The line of credit limit is $15,000,000. The Master Fund also pays a facility fee, based on the size of the line of credit, of 0.70% per annum. During the six-month period ended September 30, 2015, the Master Fund had no borrowings under the line of credit agreement nor did the Master Fund have any borrowings outstanding.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

8. Net Asset Valuation

The Master Fund sells Units at their offering price, which is equal to the “net asset value” per Unit. The net asset value of the Master Fund is computed as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the last day of a taxable year (if it differs from the fiscal year), (iii) the day preceding the date as of which any Units are purchased, or (iv) any day as of which the Master Fund repurchases any Units. The Master Fund’s net asset value is the value of the Master Fund’s assets less its liabilities, and its net asset value per Unit equals that net asset value divided by the number of then issued and outstanding Units.

9. Indemnifications

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

10. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of the Master Fund’s investment.

11. Concentration of Risk

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds’ net asset value.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

11. Concentration of Risk (concluded)

The Master Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risks, such as:

A. Illiquid Investments

The Master Fund’s interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Master Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

B. Liquidity

The Portfolio Funds generally provide for periodic redemptions, with some Portfolio Funds having lock-up provisions up to 1 year from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties if the Portfolio Funds are redeemed during the lock-up period. Additionally, certain Portfolio Funds may amend their liquidity provisions and impose additional lock-up restrictions or otherwise restrict the ability of investors to redeem their interests in the fund. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

C. Credit Risk

The Master Fund will be exposed to credit risk of Portfolio Funds with whom they trade and will always bear the risk of settlement default.

D. Side Pockets

The Master Fund may participate in side pocket investments, either at the Master Fund’s discretion or that of the Portfolio Manager who manages the Portfolio Fund in which the Master Fund invests. A side pocket investment is generally less liquid than others in a Portfolio Fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the Portfolio Managers of their respective Portfolio Funds.

12. Investment Transactions

For the six-month period ended September 30, 2015, the Master Fund had purchases of $nil and sales of $5,030,473 in Portfolio Funds.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

13. Investments

As of September 30, 2015, the Master Fund had investments in twenty-two Portfolio Funds, none of which were related parties.

The Master Fund limits its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund’s outstanding voting securities, absent an order of the Securities and Exchange Commission (the “SEC”) (or assurances from the SEC staff) under which the Master Fund’s contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Master Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Master Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Master Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Master Fund will equal or exceed 25% of the Portfolio Fund’s assets or such lower percentage limit as may be determined by the Master Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds’ Investment Strategies and Liquidity:

Equity (Long/Short)—Variable Exposure

This strategy employs rigorous fundamental and qualitative analysis with a broad investment scope. The investment process generally includes evaluating company management, determining each company’s competitive position, and analyzing financial statements, valuation metrics, and earnings growth prospects. Investment theses are sourced on a bottom-up company specific basis and expressed in long and/or short positions primarily in equities and equity derivatives. This strategy is constrained with regards to net exposure, and may vary in terms of leverage usage, position concentration limits, and holding periods. In Variable Exposure funds, managers can increase their net and gross exposure in an opportunistic and variable manner. These managers can have exposure levels range anywhere from a net short position to a net long position. These managers do not have a structural net exposure tendency. The Portfolio Funds in this category have redemption notice periods of 30 to 80 days. Certain Portfolio Funds do not permit redemptions during the one year lock-up period. Investments representing approximately 33% of the value of the investments in this category are subject to these lock-up provisions. The remaining restriction period for these investments range from 3 to 6 months at September 30, 2015.

Multi—Event Driven

The investment funds in the multi-strategy (event-driven) strategy invest in several event driven strategies including credit event, equity event, risk arbitrage and stressed / distressed credit. Portfolio Funds have redemption notice periods of 30 to 90 days. Certain Portfolio Fund lots do not allow for the Master Fund to redeem all or part of such lots as of March 31st of a given year, but do provide liquidity as of other dates during the year. Portfolio Funds representing 3% of the value of the investments in this category allow the Master Fund to redeem 33% of its balance on an annual basis. Investments representing approximately 17% of the value of the investments in this category are subject to these lock-up provisions. The remaining restriction period for these investments range from 3 to 4 months at September 30, 2015.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

13. Investments (continued)

Portfolio Funds’ Investment Strategies and Liquidity (continued):

Equity—Event

This strategy focuses on catalyst-driven investment opportunities which may arise from a wide range of company-specific or industry-related events, legislative/regulatory changes, industry consolidations or other events. Company-specific restructuring activities typically include buying or selling assets, entering into a new business or strategic initiative, leaving or discontinuing an existing business (including spin-offs and split-offs), or undergoing a change or reorganization of the capital structure, balance sheet or finances of the company. In certain cases, the catalyst or motivation for corporate change may be instigated by external forces, such as activist investors. This strategy also incorporates special situation investments, which generally involve deep fundamental analysis to identify mispriced securities and may also include “value with a catalyst” type trades, top-down or thematic-oriented trades, and investments that may be more opportunistic in nature or longer in duration. As these investments are typically more idiosyncratic in nature, it may be more difficult to implement an effective position level hedge, in which case market hedges may be used. The Portfolio Funds have redemption notice periods of 60 to 92 days. Certain Portfolio Fund lots do not allow for the Master Fund to redeem all or part of such lots as of March 31st of a given year, but do provide liquidity as of other dates during the year. Portfolio Funds representing 41% of the value of the investments in this category allow the Master Fund to redeem 25% of its balance on a quarterly basis.

Equity (Long/Short)—Sector/Region

This strategy employs rigorous fundamental and qualitative research with a narrow investment scope, typically focused on specific sectors or regions. The investment process generally includes evaluating company management, determining each company’s competitive position, and analyzing financial statements, valuation metrics, and earnings growth prospects. Investment theses are sourced on a bottom-up company specific basis and expressed in long and/or short positions primarily in equities and equity derivatives. The strategies are unconstrained with regards to net exposure, and may vary in their leverage employed, position concentration limits, and holding periods. Portfolio Managers in this category seek to focus on a niche area where they have deep levels of expertise and can leverage a strong network of contacts to provide them with an informational edge. The Portfolio Funds in this category have redemption notice periods ranging from 15 to 45 days.

Equity (Market Neutral)—Fundamental/Trading

This strategy utilizes primarily discretionary, qualitative processes to select securities and construct equity portfolios that are managed with low net exposure within a narrow band (typically +/-20%). This strategy incorporates both high-turnover active trading styles, as well as longer-horizon fundamentally oriented investment approaches. While primarily driven by fundamental bottom-up stock selection, tactical considerations are also given to current and projected market dynamics. The strategy is typically employed with low beta exposure, but may not be explicitly neutral to factors such as market- capitalization, sector exposure, and growth/value biases. Portfolio Funds in this category have redemption notice periods ranging from 30 to 45 days. Certain Portfolio Fund lots do not allow for the Master Fund to redeem all or part of such lots as of March 31st of a given year, but do provide liquidity as of other dates during the year. Portfolio Funds representing 47% of the value of the investments in this category allow the Master Fund to redeem 16% of its balance on a monthly basis.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

13. Investments (concluded)

Portfolio Funds’ Investment Strategies and Liquidity (concluded):

Credit—Event

This strategy involves investing in catalyst-driven opportunities created by significant transactional events, such as spin-offs, mergers and acquisitions, industry consolidations, liquidations, reorganizations, bankruptcies, recapitalizations and share buybacks and other extraordinary corporate restructurings. Trades are primarily expressed in the debt securities of companies, but may include all parts of the capital structure including equity. This strategy also incorporates loan origination investments, which typically focus on providing asset-based loans, real estate related investments, bridge financing, and mezzanine financing. These transactions may include long dated warrants to increase the lender’s total return. All of the Portfolio Funds in this category are held in a side pocket or in the process of an orderly wind-down.

14. Recent Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using net asset value per share as a practical expedient. ASU 2015-07 is effective for fiscal years beginning after December 15, 2015, however, early adoption is permitted. The Adviser is currently assessing the impact to the financial statements.

15. Subsequent Events

In connection with the Master Fund’s liquidation (see Note 2 for additional information), effective as of December 31, 2015, the Adviser will begin the process of liquidating the Master Fund’s assets. Based on the liquidity terms of the underlying managers in the Master Fund, it is currently anticipated that approximately 80% of investor capital will be redeemed effective December 31, 2015 and paid out by February 2016. The balance will remain invested and will be paid out as redemption proceeds are received from underlying managers.

It is anticipated that the Master Fund will submit an application for deregistration as an investment company from the Securities and Exchange Commission by the end of 2015 or in the first quarter of 2016.

The credit facility with Societe Generale was terminated on November 6, 2015.

16. Approval of Investment Advisory Agreement

The investment advisory agreement between Arden Sage Multi-Strategy Master Fund, L.L.C., a Delaware limited liability company (the “Fund”), and Arden Asset Management LLC, a Delaware limited liability company (the “Adviser”) (the “Advisory Agreement”), may be continued in effect from year to year subject to approval by: (i) the Fund’s Board of Managers (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund; provided that, in either event, the continuance must also be approved by a

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (continued)

16. Approval of Investment Advisory Agreement (continued)

majority of the managers (the “Managers”) who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Managers”), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 11, 2015, all of the Managers, including the Independent Managers, approved the continuance of the Advisory Agreement until the earlier of the Fund’s liquidation or one year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser, which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser under the Advisory Agreement; (ii) information concerning the individuals responsible for the day to day management of the Fund’s assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund’s day-to-day operations and its oversight of Fund accounting services. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement, and that these services were of reasonably high quality.

(b) Investment performance of the Fund and the Adviser. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of each of Arden Sage Multi-Strategy Fund, Arden Sage Multi-Strategy Institutional Fund, Arden Sage Multi-Strategy TEI Institutional Fund and Arden Sage Triton Fund (collectively, the “Feeder Funds”), which invest substantially all of their assets into the Fund, and compared the performance of the Feeder Funds to that of (i) the S&P 500 Total Return Index, the HFRI Fund of Funds Diversified Index (“HFRI Index”) and BarCap U.S. Aggregate Bond Index (“BarCap Index”) and (ii) a peer group of competitor registered funds of hedge funds (the “Performance Peer Group”) covering periods since the Fund’s inception until July 31, 2015. The Board observed that each of the Feeder Funds outperformed the HFRI Index and BarCap Index for the one-, three- and five-year periods and outperformed most of the funds in the Performance Peer Group for the one-year period ended July 31, 2015.

(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Fund. The Managers considered the cost of the services provided by the Adviser. Under the Advisory Agreement, the Fund pays a fee at the annual rate of 0.75% of the Fund’s average net assets. The Managers also considered that, in addition to the fees charged by the Adviser, the Fund also bears its pro rata portion of the advisory fees charged by the portfolio funds in which it invests.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Notes to the Consolidated Financial Statements (unaudited) (concluded)

16. Approval of Investment Advisory Agreement (concluded)

The Managers reviewed information comparing the advisory fee rate and the total expense ratio for the Fund to those of other similar registered funds of hedge funds (the “Expense Peer Group”). Additionally, the Managers considered that the Adviser has entered into an expense limitation agreement with respect to each feeder fund of the Fund. The Managers found that the Fund’s advisory fee rate paid under the Advisory Agreement was lower than the average fee rate paid by the Expense Peer Group. The Managers also observed that the Fund’s expense ratio, before waivers and reimbursements, was lower than the average expense ratio of the Expense Peer Group.

The profitability realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Fund (the “Profitability Analysis”). After reviewing the information contained in the Profitability Analysis, the Board noted that the net profitability from the Master Fund and its feeder funds was not excessive.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board also considered whether there were opportunities for economies of scale to be realized by the Fund. However, the Board noted that the Adviser was proposing to liquidate the Fund and thus economies of scale did not appear relevant at this time.

Conclusion. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items	12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Multi-Strategy Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: December 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: December 10, 2015

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date: December 10, 2015

*	Print the name and title of each signing officer under his or her signature.